SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares		Dec. 31, 2022 $ / shares		Jun. 30, 2024 $ / shares	Feb. 29, 2024 $ / shares	Feb. 28, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Measurement date closing price of Common stock									$ 15.25
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Measurement date closing price of Common stock							$ 2.38	$ 5.05
Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Measurement date closing price of Common stock			$ 3.83		$ 19.75
Measurement Input, Share Price [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Measurement date closing price of Common stock	[1]	$ 3.08
Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term (years)	[2]		3 years 4 months 24 days		5 years
Measurement Input, Expected Term [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term (years)	[3]	5 years
Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			0.047		0.036
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		3.1
Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			1		1.02
Measurement Input, Price Volatility [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		140
Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			0		0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Measurement date closing price of Common stock		$ 2.38	$ 9.89		$ 25.25
Contractual term (years)		3 years 6 months [4]	3 years 6 months	[5]	3 years 6 months	[5]
Risk-free interest rate		4.30%	3.90%		3.40%
Volatility		140.00%	102.00%		112.00%
Dividend yield		0.00%	0.00%		0.00%

[1]	Closing price on grant date.
[2]	The valuation of warrants is based on the expected term.
[3]	The valuation of warrants is based on the expected term.
[4]	Represents the weighted average remaining contractual term until the warrants expire.
[5]	Represents the weighted average remaining contractual term until the warrants expire.